Risk management, derivative instruments and concentrations of risk - Cash flow hedges relating to interest rate swaps are included in total gains (losses) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Total gains (losses) on derivative instruments	$ 0	$ 544	$ 0	$ 1,175
Interest rate swap [Member]
Ineffective portion of cash flow hedge		(21)		22
Amortization of amount excluded from hedge effectiveness		779		1,581
Reclassification from accumulated other comprehensive income		(214)		(428)
Realized gains (losses) [Member]
Total gains (losses) on derivative instruments		0		0
Unrealized gains (losses) [Member]
Total gains (losses) on derivative instruments		$ 544		$ 1,175